THE PACIFIC CORPORATE GROUP
                               PRIVATE EQUITY FUND

                              Financial Statements
                                   (Unaudited)


                            For the Nine Months Ended
                                December 31, 2000

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
BALANCE SHEET (Unaudited)
December 31, 2000



Assets

Portfolio investments at fair value (cost $86,192,404)                                                  $    107,764,209
Short-term investments, at amortized cost                                                                     30,499,278
Cash and cash equivalents                                                                                      4,424,127
Accrued interest receivable                                                                                       12,336
Distribution receivable from indirect investments                                                                277,008
Prepaid management fee                                                                                           342,231
Prepaid expenses and other assets                                                                                 52,193
                                                                                                        ----------------

Total Assets                                                                                            $    143,371,382
                                                                                                        ================


Liabilities and Shareholders' Equity

Liabilities:
Accounts payable and accrued expenses                                                                   $         99,951
                                                                                                        ----------------
   Total liabilities                                                                                              99,951
                                                                                                        ----------------

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:
   Adviser Trustee (500 shares)                                                                                1,144,565
   Beneficial Shareholders (108,159.8075 shares)                                                             142,126,866
                                                                                                        ----------------
     Total shareholders' equity                                                                              143,271,431
                                                                                                        ----------------

Total Liabilities and Shareholders' Equity                                                              $    143,371,382
                                                                                                        ================




The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of December 31, 2000

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Direct Investments:

ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
10,000 shares of redeemable exchangeable
   cumulative preferred stock                                        $      1,000,000   $      1,000,000
100,000 shares of common stock                                              1,000,000          1,000,000
                                                                     ----------------   ----------------
                                                                            2,000,000          2,000,000        1.40%
                                                                     ----------------   ----------------
HCS Holdings, Inc.
Beaumont, TX
Home healthcare supplies
27,000 shares of Series A redeemable preferred stock                        2,700,000          2,700,000
30,000 shares of Class A common stock                                         300,000            300,000
                                                                     ----------------   ----------------
                                                                            3,000,000          3,000,000        2.09%
                                                                     ----------------   ----------------
Integra Telecom, Inc.
Portland, OR
Facilities-based, integrated communications provider
4,000,000 shares of Series F preferred stock                                4,000,000          4,000,000
Warrant to purchase 3,561,086 shares of Class A voting
   common stock at $.001 per share, expiring 1/14/10                                0                  0
                                                                     ----------------   ----------------
                                                                            4,000,000          4,000,000        2.79%
                                                                     ----------------   ----------------
IRMC Holdings, Inc.
Columbus, OH
Accounts receivable management and teleservices
34,654 shares of 8% Series A cumulative
   redeemable preferred stock                                               3,465,400          3,465,400
84,920 shares of Class A common stock                                       1,475,518          4,725,798
                                                                     ----------------   ----------------
                                                                            4,940,918          8,191,198        5.72%
                                                                     ----------------   ----------------
VS&A-DTN, LLC
New York, NY
Holding  company for  investment in Data  Transmission
Network  Corporation,  a business-to-business  e-commerce
and  information  services  company serving the agriculture, weather, energy and financial services industries
1.915% membership interest in VS&A-DTN, LLC                                 3,750,000          3,750,000        2.62%

VS&A HW Holding, LLC (a)
Washington, D.C
Holding company for investment in Hanley-Wood, LLC, a
business to business company providing publishing trade
show and related media for residential building industry
2.3077% membership interest in VS&A HW Holding LLC                          3,000,000          3,000,000        2.09%


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2000

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Zhone Investors VIII, LLC
La Jolla, CA
Holding  company for investment in Zhone  Technologies,  Inc.,
a next generation telecommunications   equipment,  services
and  solutions  provider  located  in Oakland, CA 69.8%
Class A membership interest in Zhone Investors VIII, LLC             $      2,401,000   $      2,401,000        1.68%
                                                                     ----------------   ----------------     --------

Total Direct Investments                                                   23,091,918         26,342,198       18.39%
                                                                     ----------------   ----------------     --------

Indirect Investments:

Alta California Partners II, L.P.                                           2,621,444          3,069,509        2.15%
$4,000,000 original capital commitment
1.783% limited partnership interest

American Securities Partners II, L.P.                                       3,639,303          3,574,490        2.49%
$5,000,000 original capital commitment
1.429% limited partnership interest

Apollo Investment Fund IV, L.P.                                             4,081,705          4,550,006        3.18%
$5,000,000 original capital commitment
 .139% limited partnership interest

Atlas Venture Fund IV, L.P. (b)                                             1,197,523          1,753,410        1.22%
$1,540,000 original capital commitment
 .492% limited partnership interest

Aurora Equity Partners II L.P.                                              2,757,090          2,572,977        1.80%
$5,000,000 original capital commitment
 .663% limited partnership interest

Bedrock Capital Partners I, L.P. (c)                                        4,361,133         10,760,577        7.51%
$5,000,000 original capital commitment
4.189% limited partnership interest

CVC European Equity Partners II L.P.                                        4,980,801          4,773,917        3.33%
$7,500,000 original capital commitment
 .397% limited partnership interest

Exxel Capital Partners V, L.P.                                              2,376,327          2,410,590        1.68%
$2,500,000 original capital commitment
 .294% limited partnership interest

Fenway Partners Capital Fund II, L.P.                                       2,338,213          2,160,679        1.51%
$5,000,000 original capital commitment
 .550% limited partnership interest

First Reserve Fund VIII, L.P.                                               3,099,081          4,489,384        3.13%
$5,000,000 original capital commitment
 .616% limited partnership interest


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2000

                                                                                                            Fair Value
                                                                                                               % of
                                                                             Cost          Fair Value      Net Assets

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                       $      4,499,263   $      5,155,206        3.60%
$5,000,000 original capital commitment
 .124% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.                          2,311,768          2,319,433        1.62%
$2,500,000 original capital commitment
 .260% limited partnership interest

Parthenon Investors, L.P.                                                   2,507,296          2,427,485        1.69%
$3,500,00 original capital commitment
 .990% limited partnership interest

Providence Equity Partners III, L.P.                                        2,272,573          4,480,786        3.13%
$3,500,000 original capital commitment
 .372% limited partnership interest

Sentinel Capital Partners II, L.P.                                          2,637,205          2,409,648        1.68%
$5,000,000 original capital commitment
3.973% limited partnership interest

Sprout Capital VIII, L.P. (d)                                               4,439,081          7,366,234        5.14%
$5,000,000 original capital commitment
 .667% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.                                          7,936,354         12,480,618        8.71%
$10,000,000 original capital commitment
 .313% limited partnership interest

Triumph Partners III, L.P.                                                  3,751,673          3,482,375        2.43%
$5,000,000 original capital commitment
 .831% limited partnership interest

VS&A Communications Partners III, L.P.                                      1,292,653          1,184,687         .83%
$3,000,000 original capital commitment
 .350% limited partnership interest                                                                           _______
                                                                     ----------------   ----------------

Total Indirect Investments                                                 63,100,486         81,422,011       56.83%
                                                                     ----------------   ----------------     --------

Total Portfolio Investments                                          $     86,192,404   $    107,764,209       75.22%
                                                                     ================   ================     ========

(a) VS&A HW Holding, LLC is held by PEF Direct, Inc., a wholly owned subsidiary of the Trust.

(b) In December 2000, the Trust received an in-kind distribution from Atlas Venture Fund IV, L.P. of 1,294 common shares of Broadcom Corp. valued at $142,017 as of the distribution date. The Trust sold the Broadcom shares in December 2000 for $150,419, realizing a gain of $139,696.

(c) In October 2000, the Trust received an in-kind distribution from Bedrock Capital Partners I, L.P. of 93,721 common shares of Sonus Networks, Inc. valued at $3,514,538 as of the distribution date. In November 2000, the Trust received an in-kind distribution from Bedrock of an additional 227,470 common shares of Sonus valued at $5,644,099 as of the distribution date. The Trust sold all of its Sonus shares in November 2000 for $8,867,997, realizing a gain of $8,630,547.

(d) In October 2000, the Trust received an in-kind distribution from Sprout Capital VIII, L.P. of 3,500 common shares of Allos Therapeutics, Inc. valued at $37,888 as of the distribution date. The Trust sold the Allos shares in November 2000 for $36,976, realizing a gain of $26,616. Additionally, in December 2000, the Trust received an in-kind distribution from Sprout of 2,231 common shares of Avici Systems, Inc. valued at $85,921 as of the distribution date. The Trust sold the Avici shares in December 2000 for $62,287, realizing a gain of $43,658.

The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND STATEMENT OF OPERATIONS (Unaudited) For the Three and Nine Months Ended December 31, 2000



                                                                               Three Months                 Nine Months
                                                                                  Ended                        Ended
                                                                               December 31,                 December 31,
                                                                                   2000                         2000
                                                                             ----------------            ----------------
Investment Income and Expenses

Interest from short-term investments                                          $       475,521             $     1,468,918
                                                                              ---------------             ---------------

Expenses:
Management fee                                                                        345,582                   1,036,746
Legal fees                                                                             47,991                      67,331
Accounting and administrative fees                                                     28,185                      91,149
Independent Trustee fees                                                               10,875                      34,125
Custody fees                                                                            8,310                      39,870
Insurance expense                                                                      21,530                      50,385
Mailing and printing expense                                                            3,633                      44,620
Miscellaneous                                                                             795                       3,287
                                                                              ---------------             ---------------
   Total expenses                                                                     466,901                   1,367,513
                                                                              ---------------             ---------------

   Net investment income                                                                8,620                     101,405
                                                                              ---------------             ---------------

Net Change in Net Assets from Portfolio Investments

Change in Unrealized Appreciation of Direct Investments                             3,250,280                   3,250,280
                                                                              ---------------             ---------------
   Net change in net assets from Direct Investments                                 3,250,280                   3,250,280
                                                                              ---------------             ---------------

Change in unrealized appreciation of Distributed Investments                       (9,147,301)                (13,714,161)
Realized gain from Distributed Investments                                          8,840,517                  12,670,556
                                                                              ---------------             ---------------
   Net change in net assets from Distributed Investments                             (306,784)                 (1,043,605)
                                                                              ---------------             ---------------

Change in unrealized appreciation or depreciation of
   Indirect Investments                                                               632,517                  18,726,713
Expenses paid in connection with Indirect Investments                                 (12,482)                    (57,859)
Realized gains/income received from Indirect Investments                              556,023                     821,836
                                                                              ---------------             ---------------
   Net change in net assets from Indirect Investments                               1,176,058                  19,490,690
                                                                              ---------------             ---------------

Net Increase in Net Assets Resulting from Operations                          $     4,128,174             $    21,798,770
                                                                              ===============             ===============



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited)
For the Nine Months Ended December 31, 2000



                                                                         Adviser            Beneficial
                                                                         Trustee           Shareholders        Total

Balance as of March 31, 2000                                          $     568,459    $      122,968,739    $      123,537,198

Cash distribution - paid October 12, 2000                                    (9,500)           (2,055,037)           (2,064,537)

Net increase in net assets from operations:
    Pro-rata allocation                                                      98,064            21,213,164            21,311,228
    Carried interest allocation                                             487,542                     -               487,542
                                                                      -------------    ------------------    ------------------

Balance as of December 31, 2000                                       $   1,144,565    $      142,126,866 (A) $     143,271,431
                                                                      =============    ==================     =================



(A) The net asset value per share of beneficial interest was $1,314.05 as of December 31, 2000.



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF CASH FLOWS (Unaudited)
For the Nine Months Ended December 31, 2000


Cash Flows Provided From Operating Activities

Net increase in net assets from operations                                                                 $   21,798,770

Adjustments to reconcile net increase in net assets from operations to net cash provided from operating activities:

Net change in net assets from Indirect Investments                                                            (19,490,690)
Net change in net assets from Direct Investments                                                               (3,250,280)
Net change in net assets from Distributed Investments                                                           1,043,605
Increase in accrued interest                                                                                      (24,409)
Decrease in prepaid expenses and other assets                                                                      14,630
Increase in accounts payable and accrued expenses                                                                  13,589
                                                                                                           --------------
Net cash provided from operating activities                                                                       105,215
                                                                                                           --------------

Cash Flows Provided From Investing Activities

Net return of short-term investments                                                                            7,202,000
Cost of Direct Investments purchased                                                                           (6,331,918)
Capital contributed to Indirect Investments                                                                   (12,856,765)
Return of capital distributions received from Indirect Investments                                                784,967
Expenses paid in connection with Indirect Investments                                                             (57,859)
Realized gains/income received from Indirect Investments                                                          658,081
Proceeds from the sale of Distributed Investments                                                              13,165,562
                                                                                                           --------------
Net cash provided from investing activities                                                                 2,564,068
                                                                                                           --------------

Cash Flows Used For Financing Activities

Cash distributions paid to shareholders                                                                        (2,064,537)
                                                                                                           --------------
Net cash used for financing activities                                                                         (2,064,537)
                                                                                                           --------------

Increase in cash and cash equivalents                                                                             604,746
Cash and cash equivalents at beginning of period                                                                3,819,381
                                                                                                           --------------

Cash and cash equivalents at end of period                                                                 $    4,424,127
                                                                                                           ==============


Supplemental disclosure of non-cash investing activities:

Value of in-kind distributions received from Indirect Investments                                        $     13,453,515
                                                                                                         ================

The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
FINANCIAL HIGHLIGHTS (Unaudited)
For the Nine Months Ended December 31, 2000


THE  FOLLOWING  PER SHARE DATA AND RATIOS  HAVE BEEN  DERIVED  FROM  INFORMATION
PROVIDED IN THE FINANCIAL STATEMENTS.

Increase (Decrease) in Net Asset Value

Per Share Operating Performance:

Net asset value, beginning of period                                                                      $    1,136.92

   Net investment income                                                                    $      .93

   Net change in net assets from Portfolio Investments                                          195.20
                                                                                             ---------

Net increase in net assets from operations                                                                       196.13

Cash distribution                                                                                                (19.00)
                                                                                                          -------------

Net asset value, end of period                                                                            $    1,314.05
                                                                                                          =============

Total investment return                                                                                        20.77%*
                                                                                                             ========

Ratios to Average Net Assets:

Investment expenses                                                                                             1.37%*
                                                                                                               ======

Net income                                                                                                     21.87%*
                                                                                                             ========

Supplemental Data:

Net assets, end of period                                                                              $     143,271,431
                                                                                                       =================

Portfolio turnover                                                                                             13.56%
                                                                                                             ========


* Annualized


The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.       Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. Pacific Corporate Group, Inc., the Adviser Trustee of the Trust (the "Adviser Trustee") manages the investment policies and operations of the Trust. The Adviser Trustee and four individual Trustees (collectively the "Trustees"), three of whom are not affiliated with the Adviser Trustee (the "Independent Trustees"), are responsible for the overall supervision of the Trust.

The objective of the Trust is to achieve, through selected private market equity and equity-related investments, rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments").

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market. Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee in accordance with procedures established by the Trustees.

In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partner managers of such investments. The valuations provided by the general partner managers are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust's allocated share of the Indirect Investment's profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee for reasonableness and the fair value of each Indirect Investment may be adjusted in the discretion of the Adviser Trustee. No such adjustments have been made as of December 31, 2000.

The fair value of Direct Investments and securities received from Indirect Investments ("Distributed Investments") is determined by the Adviser Trustee as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price for the last trading day of the accounting period, (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors to be considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities and the company's earnings, sales and book value.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

As a result of delays in receiving quarterly financial statements from certain of the Trust's Indirect Investments, the Trust's capital account balances in such Indirect Investments used to determine certain fair values may not be as of the same date as the Trust's financial statements. Any adjustments to such fair values, which would have been recorded had current capital account balances been available, will be reflected in subsequent financial statements of the Trust. The Adviser Trustee is unable to estimate whether such adjustments to the Indirect Investments' fair values would be material.

The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust's Direct Investments are restricted as to resale. Additionally, the Trust's Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Currency Risk - Although the majority of the Trust's investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than its reporting currency, the U.S. dollar. Consequently, the Trust is exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust's assets which are denominated in currencies other than the U.S. dollar.

Syndication Costs - Selling commissions of $1,926,568 and other costs associated with selling shares of the Trust totaling $568,126 have been recorded as a direct reduction to shareholders' equity since the inception of the Trust.

Income Taxes - No provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

Statement of Cash Flows - The Trust considers its interest-bearing account to be a cash equivalent.

Financial Instruments - The Trust carries its financial instruments at amounts which approximate fair value.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

3.     Shareholders' Equity

In connection with the issuance of 108,659.8075 shares of beneficial interest (the "Shares") of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the shares.

4.     Management Fee

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

5.     Independent Trustee Fees

As compensation for services rendered to the Trust, each Independent Trustee receives $10,000 annually in quarterly installments and $500 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, the Independent Trustees also are members of the Audit Committee. As compensation for services rendered to the Trust as members of the Audit Committee, each of the Independent Trustees receives an additional $2,500 annually in quarterly installments and $250 for each Audit Committee meeting attended.

6.     Allocation of Net Income and Net Loss

Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments", and 15% from Direct Investments in "pari passu co-investments" (as described below), provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

"Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

7.     Investment Commitments

As of December 31, 2000, the Trust's unfunded investment commitments totaled $23,457,504 for Indirect Investments and $600,000 for Direct Investments.

8.     Cash distribution

On October 12, 2000, the Trust made its first cash distribution to shareholders totaling $2,064,537, or $19 per share of beneficial interest in the Fund.